NOTE 8 – LONG-TERM PREPAYMENT	9 Months Ended	12 Months Ended
	May 31, 2022	Aug. 31, 2021
Accounting Policies [Abstract]
NOTE 8 – LONG-TERM PREPAYMENT

NOTE 8 – LONG-TERM PREPAYMENT

The long-term prepayment balance relates to movie copyrights and broadcast rights for movies as below:

Name of movie	May 31, 2022	August 31, 2021
Prepayment of Movie - LuShang	$—	$256,000
Prepayment of Movie - QiQingKuaiChe	—	505,600
Prepayment of TV drama series	525,000	—
Prepayment of Movie - Too Simple	1,271,265	—
Total long-term prepayment	$1,796,265	$761,600

•	In October 2019, the Company acquired a broadcast right of “LuShang” (English name: “On the Way”) from All In One Media Ltd for online streaming at a price of $256,000 This broadcast right permits online streaming globally and has been fully paid. “LuShang” has been approved for screening by the Chinese government in February 2022. The Company recognized an intangible asset of $256,000 in March 2022 when the movie is available for online broadcasting after one month it’s released in mainland China cinemas. The Company sold the mainland China copyright and broadcast right of this movie in May 2022 (See Note 6).

•	In November 2019, the Company acquired a broadcast right of “QiQingKuaiChe” (English name: “Confusion”) from All In One Media Ltd for online streaming at a price of $115,200. This broadcast right only allows online streaming outside China. In July 2021, the Company acquired the full movie copyright for both domestic and overseas with an additional cost of $908,800, and the total price is $1,024,000. In March 2022, the Company made the full payment and the movie copyright is recognized as an intangible asset. The Company sold the mainland China copyright and broadcast right of this movie in January 2022 (See Note 6).

•	The Company acquired a movie copyright of “Too Simple” from Guang Dong Honor Pictures Ltd in July 2021 at a price of $1,271,265, which was to be paid in installments. As of May 31, 2022 and August 31, 2021, $1,271,265 and $644,785 was paid and recorded in long-term prepayment and other receivable, respectively. On December 31, 2021, the Company entered into a termination contract with Guang Dong Honor Pictures Ltd to cancel the purchase of copyright and to receive a full refund before May 31, 2022. The Company further negotiated with Guang Dong Honor Pictures and on June 23, 2022, both parties agreed to resume the purchase transaction.

•	On March 2, 2022, the Company signed a purchase agreement to acquire the copyright to broadcast a 25-episode TV drama series outside of mainland China. The fill episode is expected to deliver to the Company by the end of October 2022.

NOTE 8 – LONG-TERM PREPAYMENT

In September 2019, the Company entered into an agreement with Guangzhou Yuezhi Computer Ltd. For upgrading software of the “Ai Bian Quan Qiu” platform at a cost of $128,000. $108,800 was paid upon signing the agreement and recorded as long-term prepayment in Q1, FY2020. As COVID-19 restricted crowd-gathering, “Ai Bian Quan Qiu” platform has not generated any revenue since mid-January, 2020, the Company impaired 80% of the “Ai Bian Quan Qiu” platform intangible asset value in Q2 FY2020 and the remaining 20% intangible asset in Q4 FY2020. As such, $108,800 prepayment was expensed as research and development expense from the previously recognized long-term prepayment asset in FY2020.

As of August 31, 2021, the long-term prepayment balance of $761,600 relates to movie copyrights and broadcast rights for movies as below:

•	In November 2019, the Company acquired a broadcast right of “Lushang” (English name: “On the Way”) from All In One Media Ltd for online streaming at a price of $256,000. This broadcast right permits online streaming globally and has been fully paid. As “Lushang” has not yet been approved for screening by the Chinese government, the payment of $256,000 was recorded as long-term prepayment

•

In November 2019, the Company acquired a broadcast right of “Qi Qing Kuai Che” (English name: “Confusion”) from All In One Media Ltd for online streaming at a price of $115,200. This broadcast right only allows online streaming outside China. In July 2021, the Company acquired the full movie copyright for both domestic and overseas with an additional cost of $908,800, and the total price is $1,024,000. As of August 31, 2021, $505,600 has been paid. As this movie has not yet been fully paid or approved for screening by the Chinese government, the total payment of $505,600 was recorded as long-term prepayment.